DEBT	12 Months Ended
Dec. 31, 2014
DEBT
DEBT

8) DEBT

($ thousands)	December 31, 2014	December 31, 2013

Current:
Senior notes	$98,933	$48,713

	98,933	48,713

Long-term:
Bank credit facility	$79,917	$214,394
Senior notes	958,080	762,191

	1,037,997	976,585

Total debt	$1,136,930	$1,025,298

Bank Credit Facility

Enerplus has a senior unsecured, covenant-based, $1 billion bank credit facility that matures on October 31, 2017. Drawn fees range between 150 and 315 basis points over bankers' acceptance rates, with current drawn fees of 170 basis points. Standby fees on the undrawn portion of the facility are based on 20% of the drawn pricing. The Company has the ability to request an extension of the facility each year or repay the entire balance at the end of the term. At December 31, 2014 Enerplus had $79.9 million (December 31, 2013 – $214.4 million) drawn and was in compliance with all financial covenants under the facility. During 2014 a fee of $0.6 million (2013 – $0.7 million, 2012 – $0.7 million) was paid to extend the facility. These fees are considered debt issue costs and are capitalized on the Consolidated Balance Sheets. The weighted average interest rate on the facility for the year ended December 31, 2014 was 2.8% (December 31, 2013 – 2.6%).

Senior Notes

On September 3, 2014 Enerplus closed a private placement of senior unsecured notes raising gross proceeds of US$200.0 million. The notes rank equally with the bank credit facility and other outstanding senior notes. The notes have a twelve year amortizing term and ten year average life with a fixed coupon rate of 3.79%.

On June 19, 2014 Enerplus made its fifth and final principal repayment on the US$175.0 million senior notes and associated cross currency interest rate swap principal settlement for a total of $53.7 million.

The terms and rates of the Company's outstanding senior notes are detailed below:

Issue Date	Interest Payment Dates	Principal Repayment	Coupon Rate	Original Principal ($ thousands)	Remaining Principal ($ thousands)	CDN$ Carrying Value ($ thousands)

September 3, 2014	March 3 and Sept 3	5 equal annual installments beginning September 3, 2022	3.79%	US$200,000	US$200,000	$232,020
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2019	4.34%	CDN$30,000	CDN$30,000	30,000
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	US$20,000	US$20,000	23,202
May 15, 2012	May 15 and Nov 15	5 equal annual installments beginning May 15, 2020	4.40%	US$355,000	US$355,000	411,836
June 18, 2009	June 18 and Dec 18	Bullet payment on June 18, 2015	6.37%	CDN$40,000	CDN$40,000	40,000
June 18, 2009	June 18 and Dec 18	Bullet payment on June 18, 2015	6.82%	US$40,000	US$40,000	46,403
June 18, 2009	June 18 and Dec 18	5 equal annual installments beginning June 18, 2017	7.97%	US$225,000	US$225,000	261,023
Oct 1, 2003	April 1 and Oct 1	5 equal annual installments beginning Oct 1, 2011	5.46%	US$54,000	US$10,800	12,529

				Total carrying value		$1,057,013

				Current portion		$98,933

				Long-term portion		$958,080